Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term receivables from customers	$ 117	$ 116
Current portion of minimum lease payments from finance lease agreements	23	27
Current portion of long-term financial investments measured at FVPL	1	7
Prepaid expenses	117	112
VAT receivables	59	62
Other receivables, security deposits and current assets	124	101
Derivative financial instruments	12	2
Total other current assets	$ 453	$ 427